Document and Entity Information	3 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	true
Amendment Description

EXPLANATORY NOTE

We originally registered the resale by the selling stockholders described in the prospectus which is a part of the registration statement 63,819,217 common shares, including up to 15,744,853 shares issuable upon the conversion of $2,012,500 principal amount senior convertible notes and up to 48,146,434 shares issuable upon the exercise of common stock purchase warrants held by such selling stockholders, pursuant to a registration statement on Form S-1, SEC File No. 333-178954, which was declared effective by the Securities and Exchange Commission on February 8, 2012. This Post-Effective Amendment No. 1 to Form S-1 is being filed to update the earlier effective registration statement on Form S-1.

The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Document Period End Date	Apr. 23, 2013
Entity Registrant Name	ICEWEB INC
Entity Central Index Key	0001097718
Entity Filer Category	Smaller Reporting Company